Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

	DECEMBER 31, 2016						DECEMBER 31, 2015
			Fair Value Measurements						Fair Value Measurements
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS1)	Nominal volume		Derivative asset (Other current/ non-current assets)		Derivative liability (Other current / non-current liabilities)		Nominal volume		Derivative asset (Other current /non-current assets)		Derivative liability (Other current / non-current liabilities)
Foreign exchange forward contracts, less than 1 year (cash flow hedge)	$74.0		$7.6		$0.3		$58.0		$0.2		$0.2
Foreign exchange forward contracts, less than 2 years (cash flow hedge)	10.8		0.0		0.2		11.3		0.0		0.1

TOTAL	$84.8		$7.6		$0.5		$69.3		$0.2		$0.3

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign exchange swaps, less than 6 months	$251.8	2)	$1.1	3)	$0.1	4)	$482.4	5)	$2.5	6)	$5.1	7)

TOTAL	$251.8		$1.1		$0.1		$482.4		$2.5		$5.1

1)	There is no netting since there are no offsetting contracts.
2)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $226.5 million.
3)	Net amount after deducting for offsetting swaps under ISDA agreements is $1.1 million.
4)	Net amount after deducting for offsetting swaps under ISDA agreements is $0.0 million.
5)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $435.8 million.
6)	Net amount after deducting for offsetting swaps under ISDA agreements is $2.4 million.
7)	Net amount after deducting for offsetting swaps under ISDA agreements is $4.9 million.

Fair Value of Debt

	DECEMBER 31, 2016 CARRYING VALUE1)	DECEMBER 31, 2016 FAIR VALUE	DECEMBER 31, 2015 CARRYING VALUE1)	DECEMBER 31, 2015 FAIR VALUE
LONG-TERM DEBT
U.S. Private placement	$1,312.4	$1,360.0	$1,421.5	$1,472.6
Medium-term notes	0.0	0.0	77.8	79.6
Other long-term debt	11.2	11.2	0.1	0.1

TOTAL	$1,323.6	$1,371.2	$1,499.4	$1,552.3

SHORT-TERM DEBT
Overdrafts and other short-term debt	$39.7	$39.7	$39.4	$39.4
Short-term portion of long-term debt	180.1	185.6	0.2	0.2

TOTAL	$219.8	$225.3	$39.6	$39.6

1)	Debt as reported in balance sheet.